THE CHESAPEAKE FUND

                            PORTFOLIO OF INVESTMENTS

                                August 31, 1997
                                  (Unaudited)

                                                                          Value
                                                          Shares        (note 1)
COMMON STOCKS - 96.81%

Aerospace & Defense - 1.03%
(a)BE Aerospace, Inc. ..........................          79,500     $ 2,822,250

Auto Parts - Original Equipment - 1.50%
   Federal-Mogul Corporation ...................         114,900       4,107,675

Commercial Services - 0.72%
(a)CORESTAFF, Inc. .............................          66,300       1,972,425

Computers - 19.41%
(a)Adaptec, Inc. ...............................         175,300       8,414,400
(a)Dell Computer Corporation ...................          70,400       5,777,200
(a)EMC Corporation .............................         152,400       7,820,025
(a)Gateway 2000, Inc. ..........................          93,200       3,640,625
(a)Gulfstream Aerospace Corporation ............          81,900       2,426,288
(a)Quantum Corporation .........................          76,900       2,696,305
(a)Read-Rite Corporation .......................          97,600       2,799,900
(a)Sequent Computer Systems, Inc. ..............         132,500       3,734,844
(a)Sun Microsystems, Inc. ......................         102,900       4,939,200
(a)Tandem Computers Incorporated ...............         230,800       7,904,900
(a)Western Digital Corporation .................          63,400       3,051,125
                                                          ------       ---------
                                                                      53,204,812
Computer Software & Services - 5.94%
(a)BMC Software, Inc. ..........................          42,700       2,674,088
(a)Cadence Design Systems, Inc. ................          58,600       2,787,163
(a)Structural Dynamics Research Corporation ....         108,600       2,884,688
(a)Synopsys, Inc. ..............................          63,800       2,209,075
(a)System Software Associates, Inc. ............         297,900       4,524,355
(a)Vanstar Corporation .........................          77,200       1,211,075
                                                          ------       ---------
                                                                      16,290,444
Electrical Equipment - 0.78%
(a)Cable Design Technologies ...................          63,800       2,133,313

Electronics - 3.77%
(a)Coltec Industries, Inc. .....................         167,600       3,750,050
   Polaroid Corporation ........................          23,300       1,236,356
(a)Teradyne, Inc. ..............................          96,100       5,351,568
                                                          ------       ---------
                                                                      10,337,974




                                                                     (Continued)

                              THE CHESAPEAKE FUND

                            PORTFOLIO OF INVESTMENTS

                                August 31, 1997
                                  (Unaudited)

                                                                          Value
                                                           Shares       (note 1)
COMMON STOCKS - (Continued)

Electronics - Semiconductor - 2.04%
(a)Hadco Corporation ...............................        20,400   $ 1,430,550
(a)National Semiconductor Corporation ..............       121,000     4,166,937
                                                           -------     ---------
                                                                       5,597,487
Emerging Technology - 2.60%
   Cognizant Corporation ...........................        66,400     2,788,800
(a)Microchip Technology, Inc. ......................       107,200     4,334,900
                                                           -------     ---------
                                                                       7,123,700
Entertainment - 2.01%
(a)Anchor Gaming ...................................        69,000     5,520,000

Environmental Control - 1.50%
(a)USA Waste Services, Inc. ........................        98,000     4,116,000

Financial - Banks, Money Center - 1.00%
   The Money Store, Inc. ...........................        96,600     2,753,100

Foreign Securities - 4.15%
   ECI Telecommunications Limited ..................       126,200     3,762,337
(a)Petroleum Geoservices ASA - ADR .................        26,900     1,632,494
   SmithKline Beecham Plc - ADR ....................        79,200     3,430,350
   Teva Pharmaceutical Industries Ltd. - ADR .......        48,700     2,550,663
                                                            ------     ---------
                                                                      11,375,844
Industrial Materials - Specialty - 1.33%
(a)General Cable Corporation .......................       105,700     3,659,863

Medical - Hospital Management & Service - 7.33%
(a)Genesis Health Ventures, Inc. ...................       113,300     3,951,337
(a)HEALTHSOUTH Corporation .........................        98,300     2,451,356
   Integrated Health Services, Inc. ................       117,400     3,874,200
(a)MedPartners, Inc. ...............................       113,300     2,421,788
(a)Quorum Health Group, Inc. .......................       111,000     3,780,938
(a)Tenet Healthcare Corporation ....................       132,700     3,616,075
                                                           -------     ---------
                                                                      20,095,694
Medical Supplies - 3.23%
   Biomet, Inc. ....................................       164,800     3,419,600
(a)Steris Corporation ..............................        88,000     3,300,000
   Stewart Enterprises, Inc. .......................        54,000     2,133,000
                                                            ------     ---------
                                                                       8,852,600



                                                                     (Continued)

                              THE CHESAPEAKE FUND

                            PORTFOLIO OF INVESTMENTS

                                August 31, 1997
                                  (Unaudited)

                                                                          Value
                                                          Shares        (note 1)
COMMON STOCKS - (Continued)

Office & Business Equipment - 1.58%
(a)U.S. Office Products Company ................         132,400     $ 4,336,100

Oil & Gas - Equipment & Services - 4.57%
   Diamond Offshore Drilling, Inc. .............          52,000       2,840,500
(a)Global Industries, Ltd. .....................         125,800       4,583,837
(a)Pride International, Inc. ...................          67,400       2,156,800
(a)Rowan Companies, Inc. .......................          99,100       2,960,613
                                                          ------       ---------
                                                                      12,541,750
Oil & Gas - Exploration - 2.31%
(a)J. Ray McDermott, S.A .......................         129,500       5,115,250
(a)Noble Drilling Corporation ..................          42,900       1,219,968
                                                          ------       ---------
                                                                       6,335,218
Pharmaceuticals - 1.48%
   Jones Medical Industries, Inc. ..............          76,000       2,261,000
(a)Watson Pharmaceuticals, Inc. ................          34,300       1,802,893
                                                          ------       ---------
                                                                       4,063,893
Real Estate - 1.28%
(a)Signature Resorts, Inc. .....................          98,100       3,519,338

Restaurants & Food Service - 0.91%
   CKE Restaurants, Inc. .......................          77,100       2,486,475

Retail - Apparel - 8.45%
(a)Jones Apparel Group, Inc. ...................         160,000       8,030,000
   Liz Claiborne, Inc. .........................          81,900       3,649,668
(a)Nautica Enterprises, Inc. ...................         162,000       3,857,625
   Ross Stores, Inc. ...........................          74,700       2,194,312
   TJX Companies, Inc. .........................          98,100       2,697,750
   Warnaco Group, Inc. .........................          84,600       2,744,213
                                                          ------       ---------
                                                                      23,173,568
Retail - Department Stores - 4.52%
   Claire's Stores, Inc. .......................          89,400       1,877,400
(a)Consolidated Stores Corporation .............          53,556       2,005,003
(a)Fred Meyer, Inc. ............................          77,200       4,014,400
(a)Proffitt's, Inc. ............................          84,000       4,509,750
                                                          ------       ---------
                                                                      12,406,553





                                                                     (Continued)

                              THE CHESAPEAKE FUND

                            PORTFOLIO OF INVESTMENTS

                                August 31, 1997
                                  (Unaudited)

                                                                          Value
                                                        Shares          (note 1)
COMMON STOCKS - (Continued)

   Retail - Specialty Line - 3.26%
   (a)Borders Group, Inc. .........................    142,700     $   3,398,044
   (a)Cole National Corporation ...................     85,000         3,787,813
   (a)Hollywood Entertainment Corporation .........    106,700         1,747,213
                                                       -------         ---------
                                                                       8,933,070
   Shoes - Leather - 2.48%
   (a)Nine West Group, Inc ........................     96,100         4,060,225
      Wolverine World Wide, Inc. ..................    121,400         2,731,500
                                                       -------         ---------
                                                                       6,791,725
   Telecommunications Equipment - 2.81%
   (a)DSP Communications, Inc. ....................     77,500         1,520,937
   (a)Essex International, Inc. ...................     43,300         1,664,344
   (a)Newbridge Networks Corporation ..............     52,200         2,375,100
   (a)QUALCOMM, Inc. ..............................     46,200         2,136,750
                                                        ------         ---------
                                                                       7,697,131
   Transportation - Air - 0.67%
      Airborne Freight Corporation ................     37,500         1,846,875

   Utilities - Electric - 2.24%
   (a)CalEnergy Co., Inc. .........................    185,100         6,131,438

   Utilities - Telecommunications - 1.91%
   (a)WorldCom, Inc. ..............................    175,300         5,248,044

Total Common Stocks (Cost $210,347,617) ...........                  265,474,359


INVESTMENT COMPANY - 3.50%

   Evergreen Money Market Treasury
     Institutional Money Market Fund
     Institutional Service Shares
          (Cost $9,582,590)                          9,582,590         9,582,590


Total Value of Investments (Cost $219,930,207 (b))    100.30 %    $ 275,056,949
Liabilities In Excess of Other Assets .............    (0.30)%         (832,889)
                                                       -----      -------------
   Net Assets .....................................   100.00 %    $ 274,224,060
                                                      ======      =============





                                                                     (Continued)

                              THE CHESAPEAKE FUND

                            PORTFOLIO OF INVESTMENTS

                                August 31, 1997
                                  (Unaudited)



(a)  Non-income producing investment.

(b)  Aggregate  cost for financial  reporting and federal income tax purposes is
     the  same.  Unrealized  appreciation   (depreciation)  of  investments  for
     financial reporting and federal income tax purposes is as follows:


      Unrealized appreciation                                       $59,153,007
      Unrealized depreciation                                        (4,026,265)
                                                                     ----------
               Net unrealized appreciation                          $55,126,742
                                                                    ===========


   The following acronyms are used throughout this portfolio:
      ADR - American Depositary Receipt
      PLC - Public Liability Company

See accompanying notes to financial statements

                              THE CHESAPEAKE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                August 31, 1997
                                  (Unaudited)


ASSETS
   Investments, at value (cost $219,930,207) ....................   $275,056,949
   Cash .........................................................            701
   Income receivable ............................................         81,661
   Receivable for investments sold ..............................      4,705,789
   Receivable for fund shares sold ..............................         19,600
   Prepaid expenses .............................................         18,252
   Deferred organization expenses, net (note 3) .................         15,261
   Other assets .................................................          2,269
                                                                    ------------

      Total assets ..............................................    279,900,482
                                                                    ------------

LIABILITIES
   Accrued expenses .............................................         62,065
   Payable for investment purchases .............................      5,614,357
                                                                    ------------

      Total liabilities .........................................      5,676,422
                                                                    ------------

NET ASSETS ......................................................   $274,224,060
                                                                    ============

NET ASSETS CONSIST OF
   Paid-in capital ..............................................   $193,660,487
   Undistributed net realized gain on investments ...............     25,436,831
   Net unrealized appreciation on investments ...................     55,126,742
                                                                    ------------
                                                                    $274,224,060
                                                                    ============
INSTITUTIONAL SHARES
   Net asset value, redemption and maximum offering price per share      $ 20.05
      ($98,140,996 / 4,894,151 shares)                                   =======

SERIES A INVESTOR SHARES
   Net asset value, redemption and offering price per share .....        $ 19.92
      ($42,666,988 / 2,141,892 shares)                                   =======
   Maximum offering price per share (100 / 97% of $19.92) .......        $ 20.54
                                                                         =======
SERIES C INVESTOR SHARES
   Net asset value, redemption and maximum offering price per share      $ 19.54
      ($5,257,220 / 269,026 shares)                                      =======

SERIES D INVESTOR SHARES
   Net asset value, redemption and offering price per share .....        $ 19.76
      ($11,723,974 / 593,462 shares)                                     =======
   Maximum offering price per share (100 / 98.5% of $19.76) .....        $ 20.06
                                                                         =======
SUPER INSTITUTIONAL SHARES
   Net asset value, redemption and maximum offering price per share      $ 20.10
      ($116,434,882 / 5,792,346 shares)                                  =======



See accompanying notes to financial statements

                               THE CHESAPEAKE FUND

                             STATEMENT OF OPERATIONS

                          Period ended August 31, 1997
                                   (Unaudited)


INVESTMENT LOSS

   Income
      Interest .................................................       $111,277
      Dividends ................................................        187,531
      Miscellaneous ............................................            145
                                                                      ---------

         Total income ..........................................        298,953
                                                                      ---------

   Expenses
      Investment advisory fees (note 2) ........................      1,216,800
      Fund administration fees (note 2) ........................         91,260
      Distribution and service fees - Class A (note 4) .........         50,149
      Distribution and service fees - Class C (note 4) .........         20,840
      Distribution and service fees - Class D (note 4) .........         27,311
      Custody fees .............................................         14,468
      Registration and filing administration fees (note 2) .....         12,361
      Fund accounting fees (note 2) ............................         42,000
      Audit fees ...............................................          6,750
      Legal fees ...............................................          8,398
      Securities pricing fees ..................................          2,999
      Shareholder servicing fees ...............................         30,752
      Shareholder recordkeeping fees ...........................          4,460
      Shareholder servicing expenses ...........................          5,348
      Registration and filing expenses .........................         21,739
      Printing expenses ........................................          8,773
      Amortization of deferred organization expenses (note 3) ..          6,556
      Trustee fees and meeting expenses ........................          4,626
      Other operating expenses .................................         10,453
                                                                      ---------

         Total expenses ........................................      1,586,043
                                                                      ---------

         Less:
            Expense reimbursements (note 6) ....................        (29,655)
            Distribution and service fees waived (note 4) ......        (16,603)
                                                       -              ---------

         Net expenses ..........................................      1,539,785
                                                                      ---------

            Net investment loss ................................     (1,240,832)
                                                                     ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

   Net realized gain from investment transactions ..............     26,963,787
   Increase in unrealized appreciation on investments ..........     25,600,118
                                                                     ----------

      Net realized and unrealized gain on investments ..........     52,563,905
                                                                     ----------

         Net increase in net assets resulting from operations ..    $51,323,073
                                                                    ===========

See accompanying notes to financial statements

                                                    THE CHESAPEAKE FUND

                                            STATEMENTS OF CHANGES IN NET ASSETS
                                                        (Unaudited)

                                                                                     Period ended             Year ended
                                                                                       August 31,            February 28,
                                                                                         1997                   1997
INCREASE IN NET ASSETS
  Operations
     Net investment loss                                                               ($1,240,832)           ($1,866,690)
     Net realized gain from investment transactions                                     26,963,787              4,887,131
     Increase in unrealized appreciation on investments                                 25,600,118             17,077,631
                                                                                        ----------             ----------
        Net increase in net assets resulting from operations                            51,323,073             20,098,072
                                                                                        ----------             ----------
  Capital share transactions
     Increase (decrease) in net assets resulting from capital share transactions(a)     (8,639,944)            78,804,804
                                                                                        ----------             ----------
           Total increase in net assets                                                 42,683,129             98,902,876
NET ASSETS
  Beginning of period                                                                  231,540,931            132,638,055
                                                                                       -----------            -----------
  End of period                                                                       $274,224,060           $231,540,931
                                                                                      ============           ============

(a) A summary of capital share activity follows:

                                               Period ended                             Year ended
                                              August 31, 1997                        February 28, 1997
                                                  Shares            Value                 Shares                  Value
Institutional Shares
Shares sold                                        344,781       $6,410,598              1,194,039            $17,551,689
Shares issued for reinvestment of distributions          0                0                      0                      0
Shares redeemed                                   (238,594)      (3,985,112)            (1,960,761)           (29,179,867)
                                                  --------       ----------             ----------            -----------
  Net increase (decrease)                          106,187       $2,425,486               (766,722)          ($11,628,178)
                                                   =======       ==========               ========           ============
Series A Shares
Shares sold                                        314,761       $5,819,513                886,587            $13,180,184
Shares issued for reinvestment of distributions          0                0                      0                      0
Shares redeemed                                   (606,254)     (10,793,149)              (711,164)           (10,814,500)
                                                  --------      -----------               --------            -----------
  Net increase (decrease)                         (291,493)     ($4,973,636)               175,423             $2,365,684
                                                  ========      ===========                =======             ==========
Series C Shares
Shares sold                                         22,939         $394,143                 51,704               $764,137
Shares issued for reinvestment of distributions          0                0                      0                      0
Shares redeemed                                   (329,576)      (5,197,192)               (27,426)              (414,118)
                                                  --------       ----------                -------               --------
  Net increase (decrease)                         (306,637)     ($4,803,049)                24,278               $350,019
                                                  ========      ===========                 ======               ========
Series D Shares
Shares sold                                          4,662          $77,617                 80,650             $1,210,179
Shares issued for reinvestment of distributions          0                0                      0                      0
Shares redeemed                                    (80,774)      (1,366,362)              (239,185)            (3,492,900)
                                                   -------       ----------               --------             ----------
  Net  decrease                                    (76,112)     ($1,288,745)              (158,535)           ($2,282,721)
                                                   =======      ===========               ========            ===========
Super Institutional Shares
Shares sold                                              0               $0              5,792,346            $90,000,000
Shares issued for reinvestment of distributions          0                0                      0                      0
Shares redeemed                                          0                0                      0                      0
                                                   -------       ----------              ---------            -----------
  Net increase                                           0               $0              5,792,346            $90,000,000
                                                   =======       ==========              =========            ===========

Fund Summary
Shares sold                                        687,143      $12,701,871              8,005,326           $122,706,189
Shares issued for reinvestment of distributions          0                0                      0                      0
Shares redeemed                                 (1,255,198)     (21,341,815)            (2,938,536)           (43,901,385)
                                                ----------      -----------             ----------            -----------
  Net increase (decrease)                         (568,055)     ($8,639,944)             5,066,790            $78,804,804
                                                  ========      ===========              =========            ===========


See accompanying notes to financial statements.

                                                          THE CHESAPEAKE FUND

                                                         FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Period)
                                                              (Unaudited)

                                             -------------------------Institutional-------------------  ----Super Institutional----


                                                                                        For the                       For the
                                                                                        period from                   period from
                                                                                        April 6, 1994                 June 12, 1996
                                                                                        (commencement                 (commencement
                                              Period ended    Year ended   Year ended   of operations)   Period ended of operations)
                                              August 31,      February 28, February 29, to February 28,  August 31,   to February 28
                                              1997            1997         1996         1995             1997         1997
                                              ------------    -----------  -----------  --------------   ------------ --------------

Net asset value, beginning of period               $16.26         $14.45     $11.31       $10.00         $16.29        $15.53
  Income from investment operations
    Net investment loss                             (0.08)         (0.13)     (0.05)       (0.04)         (0.07)        (0.07)
    Net realized and unrealized gain on investments  3.87           1.94       3.38         1.35           3.88          0.83
                                                     ----           ----       ----         ----           ----          ----
       Total from investment operations              3.79           1.81       3.33         1.31           3.81          0.76
                                                     ----           ----       ----         ----           ----          ----
  Distributions to shareholders from
    Net investment income                            0.00           0.00      (0.11)        0.00           0.00          0.00
    Net realized gain from investment transactions   0.00           0.00      (0.08)        0.00           0.00          0.00
                                                     ----           ----      -----         ----           ----          ----
       Total distributions                           0.00           0.00      (0.19)        0.00           0.00          0.00
                                                     ----           ----      -----         ----           ----          ----

Net asset value, end of period                     $20.05         $16.26      $14.45       $11.31         $20.10       $16.29
                                                   ======         ======      ======       ======         ======       ======

Total return                                        23.31%(a)(d)   12.53%(a)  29.66%(a)    13.12%(a)(d)   23.39%(a)(d)   4.89%(a)(d)
                                                    =====          =====      =====        =====          =====          ====

Ratios/supplemental data
  Net assets, end of period (000's)                $98,141        $77,858    $80,252       $15,088       $116,435      $94,340
                                                   =======        =======    =======       =======       ========      =======

  Ratio of expenses to average net assets
    Before expense reimbursements and waived fees    1.25 %(b)      1.23 %     1.65 %       2.75 %(b)      1.07 %(b)     1.08 %(b)
    After expense reimbursements and waived fees     1.21 %(b)      1.22 %     1.49 %       1.73 %(b)      1.04 %(b)     1.04 %(b)
  Ratio of net investment income (loss) to average net assets
    Before expense reimbursements and waived fees   (0.99)%(b)     (0.85)%    (0.98)%      (1.80)%(b)     (0.82)%(b)    (0.75)%(b)
    After expense reimbursements and waived fees    (0.96)%(b)     (0.84)%    (0.82)%      (0.78)%(b)     (0.79)%(b)    (0.72)%(b)
  Portfolio turnover rate                           61.97 %       126.44 %    99.33 %      64.92 %        61.97 %      126.44 %
  Average broker commission per share (c)           $0.0576        $0.0600       -           -            $0.0576       $0.0600

(a)  Total return does not reflect payment of a sales charge.

(b)  Annualized.

(c)  Represents  total  commission  paid on  portfolio  securities  divided  by total  portfolio  share  purchased  or sold on which commissions were charged. This disclosure is required for fiscal year beginning on or after September 1, 1995.

(d)  Aggregate return. Not annualized.

See accompanying notes to financial statements



                                                        THE CHESAPEAKE FUND

                                                        FINANCIAL HIGHLIGHTS

                                          (For a Share Outstanding Throughout the Period)
                                                            (Unaudited)
                                                            (Continued)

                                              ---------------Series A-------------------  ---------------Series C-------------------

                                                                           For the                                   For the
                                                                           period from                               period from
                                                                           April 7, 1995                             April 7, 1995
                                                                          (commencement                             (commencement
                                               Period ended  Year ended    of operations)  Period ended Year ended   of operations)
                                               August 31,    February 28,  to February 29, August 31,   February 28, to February 29,
                                               1997          1997          1996            1997         1997         1996

Net asset value, beginning of period              $16.18         $14.42        $11.79         $15.97        $14.34    $11.79
 Income from investment operations
  Net investment income loss                       (0.12)         (0.18)        (0.06)         (0.26)        (0.29)    (0.12)
  Net realized and unrealized gain                  3.86           1.94          2.88           3.83          1.92      2.86
                                                    ----           ----          ----           ----          ----      ----
    Total from investment operations                3.74           1.76          2.82           3.57          1.63      2.74
                                                    ----           ----          ----           ----          ----      ----
 Distributions to shareholders from
  Net investment income                             0.00           0.00         (0.11)          0.00          0.00     (0.11)
  Net realized gain from investments                0.00           0.00         (0.08)          0.00          0.00     (0.08)
                                                    ----           ----         -----           ----          ----     -----
    Total distributions                             0.00           0.00         (0.19)          0.00          0.00     (0.19)
                                                    ----           ----         -----           ----          ----     -----

Net asset value, end of period                    $19.92         $16.18        $14.42         $19.54        $15.97    $14.34
                                                  ======         ======        ======         ======        ======    ======

Total return                                       23.11 %(a)(d)  12.21 %(a)    23.86 %(a)(d)  22.49%(d)     11.30%    23.18 %(d)
                                                   =====          =====         =====           =====        =====     =====

Ratios/supplemental data
 Net assets, end of period (000's)               $42,667         $39,376       $32,549         $5,257        $9,192    $7,908
                                                 =======         =======       =======         ======        ======    ======

 Ratio of expenses to average net assets
  Before expense reimbursements and waived fees     1.59 %(b)      1.54 %        1.88 %(b)      2.78 %(b)     2.34 %    2.38 %(b)
  After expense reimbursements and waived fees      1.55 %(b)      1.53 %        1.71 %(b)      2.73 %(b)     2.33 %    2.18 %(b)
 Ratio of net investment income (loss) to average net assets
  Before expense reimbursements and waived fees    (1.34)%(b)     (1.16)%       (1.20)%(b)     (2.54)%(b)    (1.97)%   (1.77)%(b)
  After expense reimbursements and waived fees     (1.30)%(b)     (1.15)%       (1.04)%(b)     (2.49)%(b)    (1.96)%   (1.57)%(b)
 Portfolio turnover rate                           61.97 %       126.44 %       99.33 %        61.97 %      126.44 %   99.33 %
 Average broker commission per share (c)           $0.0576        $0.0600         -            $0.0576       $0.0600       -

(a)  Total return does not reflect payment of a sales charge.

(b)  Annualized.

(c)  Represents  total  commission  paid on  portfolio  securities  divided  by total  portfolio  share  purchased  or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

(d)  Aggregate return. Not annualized.



                                                     -----------------Series D--------------------
                                                                                  For the
                                                                                  period from
                                                                                  April 7, 1995
                                                                                  (commencement
                                                     Period ended  Year ended     of operations to
                                                     August 31,    February 28,   February 29,
                                                     1997          1997           1996

Net asset value, beginning of period                  $16.09          $14.41         $11.79
 Income from investment operations
  Net investment income loss                           (0.17)          (0.29)         (0.11)
  Net realized and unrealized gain on investments       3.84            1.97           2.92
                                                        ----            ----           ----
    Total from investment operations                    3.67            1.68           2.81
                                                        ----            ----           ----
 Distributions to shareholders from
  Net investment income                                 0.00            0.00          (0.11)
  Net realized gain from investment transactions        0.00            0.00          (0.08)
                                                        ----            ----          -----
    Total distributions                                 0.00            0.00          (0.19)
                                                        ----            ----          -----

Net asset value, end of period                        $19.76          $16.09         $14.41
                                                      ======          ======         ======

Total return                                           22.89 %(a)(d)   11.59 %(a)     23.77 %(a)(d)
                                                       =====           =====          =====

Ratios/supplemental data
 Net assets, end of period (000's)                    $11,724         $10,774        $11,929
                                                      =======         =======        =======

 Ratio of expenses to average net assets
  Before expense reimbursements and waived fees         2.14 %(b)       2.02 %         2.13 %(b)
  After expense reimbursements and waived fees          2.08 %(b)       2.01 %         1.73 %(b)
 Ratio of net investment income (loss) to average net assets
  Before expense reimbursements and waived fees        (1.89)%(b)      (1.64)%        (1.54)%(b)
  After expense reimbursements and waived fees         (1.84)%(b)      (1.63)%        (1.14)%(b)
 Portfolio turnover rate                               61.97 %        126.44 %        99.33 %
 Average broker commission per share (c)               $0.0576         $0.0600          -

(a)  Total return does not reflect payment of a sales charge.

(b)  Annualized.

(c)  Represents  total  commission  paid on  portfolio  securities  divided  by total  portfolio  share  purchased  or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

(d)  Aggregate return. Not annualized.


                               THE CHESAPEAKE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 1997
                                   (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

The Chesapeake Fund (the "Fund") is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on August 12, 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, (the "Act") as amended. The Fund began operations on April 6, 1994. The investment objective of the Fund is to seek capital appreciation through investments in equity securities of medium and large capitalization companies, consisting primarily of common and preferred stocks and securities convertible into common stocks. Pursuant to a plan approved by the Board of Trustees of the Trust, the existing single class of shares of the Fund was redesignated as the Institutional Shares of the Fund on February 3, 1995, and three new classes of shares - Series A, Series C and Series D Investor Shares (the "Investor Shares")
- were authorized. On April 7, 1995, Series A, Series C and Series D Investor Shares became effective. The Board of Trustees of the Trust approved on May 2, 1996 a plan to authorize a new class of shares designated as the Super Institutional Shares. On June 12, 1996, the Super Institutional Shares became effective. The Institutional Shares and Super Institutional Shares are offered to institutional investors without a sales charge and bear no distribution and service fees. The Investor Shares are offered with a sales charge (except for Series C Shares) at different levels and bear distribution fees at different levels.

Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, and various expenses that can be attributed to specific class activity. Income, expenses (other than distribution and service fees, which are attributable to each class of Investor Shares based upon a set percentage of its net assets, and other expenses which can be traced to specific class activity), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges since the Trust shareholders vote in the aggregate, not by fund or class, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of a particular fund or class. The following is a summary of significant accounting policies followed by the Fund.

A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last quoted sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                                                                     (Continued)

                               THE CHESAPEAKE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 1997
                                   (Unaudited)


C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

D. Distributions to Shareholders - The Fund may declare dividends quarterly, generally payable in March, June, September and December, on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year.

         The Fund has capital loss carryforwards for federal income tax purposes of $127,293 which expire in the year 2005. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.

E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

F.       Repurchase   Agreements  -  The  Fund  may  acquire  U.  S.  Government
         Securities or corporate debt securities subject to repurchase agreements. A repurchase agreement transaction occurs when the Fund acquires a security and simultaneously resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon future date. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate earned by the Fund effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund will not enter into a repurchase agreement which will cause more than 10% of its net assets to be invested in repurchase agreements which extend beyond seven days. In the event of the bankruptcy of the other party to a repurchase agreement, the Fund could experience delays in recovering its cash or the securities lent. To the extent that in the interim the value of the securities purchased may have declined, the Fund could experience a loss. In all cases, the creditworthiness of the other party to a transaction is reviewed and found satisfactory by the Advisor.
         Repurchase agreements are, in effect, loans of Fund assets. The Fund will not engage in reverse repurchase transactions, which are considered to be borrowings under the Act.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.




                                                                     (Continued)

                               THE CHESAPEAKE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 1997
                                   (Unaudited)


The Fund's administrator, The Nottingham Company, (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.075% of the average daily net assets for the Institutional Shares and for Series A, Series C, and Series D Investor Shares. The Administrator also receives a monthly fee of $1,750 for the Institutional Shares and for Series A, Series C, and Series D Investor Shares for accounting and recordkeeping services. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $3,000 per month. The Administrator receives a fee at the annual rate of 0.015% of average daily net assets for shareholder administration costs. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities. The Administrator currently intends to reimburse expenses of the Super-Institutional Class to limit total Super-Institutional Class operating expenses to 1.045% of the average daily net assets of that class. There can be no assurance that the foregoing voluntary expense reimbursements will continue.

Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the period ended August 31, 1997, the Distributor retained sales charges in the amount of $2,341.

Certain Trustees and officers of the Trust are also officers or directors of the Advisor or the Administrator.


NOTE 3 - DEFERRED ORGANIZATION EXPENSES

Expenses totalling $66,799 incurred in connection with its organization and the registration of its shares have been assumed by the Fund.

The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.


NOTE 4 - DISTRIBUTION AND SERVICE FEES

The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan with respect to Investor Shares pursuant to Rule 12b-1 of the Act (the "Plan"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

The Plan provides that the Fund may incur certain costs, which may not exceed 0.25%, 0.75% and 0.50% per annum of the average daily net assets of Series A, Series C and Series D Investor Shares, respectively, for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Investor Shares of the Fund or support servicing of shareholder accounts.





                                                                     (Continued)

                               THE CHESAPEAKE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 1997
                                   (Unaudited)


The Fund incurred $50,149, $20,841 and $27,311 in distribution and service fees under the Plan with respect to Series A, Series C and Series D Investor Shares, respectively, for the period ended August 31, 1997.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

Purchases and sales of investments other than short-term investments aggregated $146,996,054 and $160,749,773, respectively, for the period ended August 31, 1997.

NOTE 6 - EXPENSE REDUCTIONS

The Advisor has transacted certain portfolio trades with brokers who paid a portion of the fund's expenses. For the period ended August 31, 1997, the Fund's expenses were reduced by $27,072 under this arrangement.